Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

Other current assets totaled $1,326,011 as of March 31, 2024 and $833,472 as of December 31, 2023. As of March 31, 2024, approximately $404,000, $158,000 and $390,000 of the balance was related to prepaid inventory to the Company’s suppliers, prepaid legal fees and receivables for shares issuance per the securities purchase agreement with ClearThink, respectively. The remainder of the balance was related to prepaid insurance and other prepaid expenses.

Note 4. Other Current Assets

Other current assets totaled $833,472 and $671,933 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, approximately $136,000 and $158,000 of the balance was related to prepaid inventory to the Company’s suppliers and prepaid legal fees, respectively. The remainder of the balance was related to prepaid insurance and other prepaid expenses.